UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21088
PNC Absolute Return Fund LLC
(Exact name of registrant as specified in charter)
Two Hopkins Plaza
Baltimore, MD 21201
(Address of principal executive offices) (Zip code)
John M. Loder, Esq.
Ropes & Gray LLP
Prudential Tower
800 Bolyston Street
Boston, Massachusetts 02199-3600
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-239-0418
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
PNC Absolute Return Funds
PNC Absolute Return Fund LLC
PNC Absolute Return TEDI Fund LLC
PNC Absolute Return Master Fund LLC
Semi-Annual Reports
September 30, 2010

PNC Absolute Return Funds
Organizational Structure Summary (Unaudited)
Period Ended September 30, 2010
PNC Absolute Return Fund LLC (the “Fund”) and PNC Absolute Return TEDI Fund LLC (the “TEDI Fund”, and together with the Fund, the “Feeder Funds”), are limited liability companies organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, investment management companies. The Feeder Funds’ interests (“Interests”) are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.
The Feeder Funds seek capital appreciation and achieve this by investing substantially all of their assets in PNC Absolute Return Master Fund LLC (the “Master Fund”), a closed-end, non-diversified, investment management company organized under the laws of the state of Delaware and registered under the 1940 Act, with the same investment objective as the Feeder Funds. The Feeder Funds and Master Fund are referred to collectively within as the Funds.
This form of structure is commonly referred to as a “master-feeder” structure. Within this structure, the Feeder Funds (the “Members”) invest all or substantially all of their investable assets in the Master Fund. The Feeder Funds’ investment objectives are the same as those of the Master Fund. The following diagram is intended as a simplified illustration of the master-feeder structure:

PNC Absolute Return Funds
Organizational Structure Summary (Continued) (Unaudited)
Period Ended September 30, 2010
The TEDI Fund is designed for investment by tax-exempt investors, including 401(k) plans and individual retirement accounts (“IRAs”) and invests substantially all of its investable assets in the Master Fund through a sole purpose intermediate entity, the PNC Absolute Return Cayman Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company with the same investment objectives as the TEDI Fund and Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. As the TEDI Fund controls substantially all of the operations of the Offshore Fund, the TEDI Fund financial statements are the consolidation of the TEDI Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.
The Master Fund’s investment objective is to seek capital appreciation principally by investing in investment vehicles, typically referred to as hedge funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) who employ a variety of alternative investment strategies each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a U.S. exchange or an index of stocks, such as the S&P 500 Index. The Master Fund seeks Investment Funds that have historically shown relatively low (in some cases negative) correlation to each other, as well as low to negative correlation to broad equity and bond indices. Therefore, a fund of hedge funds, such as the Master Fund, focusing on the absolute return sector seeks to generate positive absolute returns over a market cycle with relatively low volatility.

PNC Absolute Return Master Fund LLC
Master Fund Commentary (Unaudited)
September 30, 2010
Dear Members:
PNC Absolute Return Master Fund LLC1 (the “Master Fund”) gained 0.88%, net of all fees and expenses, for the six months ended September 30, 2010 (the “Reporting Period”). The Master Fund produced positive returns in four of the six months ended September 30, 2010. To compare, the Master Fund outperformed the HFRX Absolute Return Index,2 which generated a 0.53% return during the same time frame. The Master Fund also outperformed the -1.42% return of the S&P 500 Index3, although it lagged the 6.06% advance of the Barclays Capital U.S. Aggregate Bond Index4 over the same period.
As always, it is important to maintain a long-term perspective. Since its inception on December 27, 2002, the Master Fund has gained 3.47%, net of all fees, expenses and incentive allocations, on an annualized basis through September 30, 2010.
Market and Economic Review
The Reporting Period was truly a tale of two distinct quarters. During the first months of the Reporting Period, there was a decline in the performance of most risk assets, with volatility driven by a number of key macroeconomic factors. These factors included concerns surrounding the possible contagion effect of the European sovereign debt crisis, the potential impact of financial regulatory reform, data indicating decelerating economic activity, and a slowdown in the Chinese economy. Together, these anxieties resulted in a difficult combination of “sell” on rumor and “buy” when facts emerge. In turn, correlations of individual names within the equity market and across various markets, e.g. equities versus commodities, credit and currencies, were higher than during the 2008 financial crisis, despite lower absolute levels of volatility during these months of the second calendar quarter of 2010.
The third calendar quarter of 2010, on the other hand, was characterized by sharp shifts in investor sentiment, which translated into significant intra-month swings in risk asset performance. Ultimately, however, reports of strong second quarter corporate earnings, attractive valuations, the relatively underinvested position of investors, better than expected U.S. private sector payroll and manufacturing data, and accommodating reassurances from the Federal Reserve (the Fed) to backstop the U.S. economy drove risk assets markedly higher by the end of September 2010.
Master Fund Review
During the Reporting Period, the percentage of the Master Fund’s total assets allocated to the Global Macro, Managed Futures, Opportunistic Equity and Multi-Strategy strategies was modest. The following discussion focuses only on those strategies where the Master Fund had its greatest emphasis during the Reporting Period.
Credit-Based. Credit markets posted solid returns during the Reporting Period, as positive fund flows and an accommodative Fed served to support asset prices. The driving force behind the rally in credit assets was the clear predilection investors showed for bonds versus equities. A torrent of money poured into taxable fixed income products and out of equity funds during much of the

Reporting Period. High yield corporate bonds, leveraged loans and emerging markets debt captured the most attention, as investors search for yield in a low interest rate environment. The Master Fund’s credit-based strategy managers generated positive absolute returns during the Reporting Period but significantly lagged the broader indices. While exposures5 were brought up, managers were slow to fully embrace the “risk on” trade. Instead, grudgingly, they had been forced to add exposure out of respect for market technicals rather than based on a belief in an improving macroeconomic backdrop. Conditions were not particularly favorable to long/short strategies, as the market traded with a high degree of credit correlation. This prevented managers from generating alpha, or added value, via security selection. The Master Fund’s best returns came from two segments of the credit universe—core distressed strategies and structured credit strategies. The Master Fund’s core distressed managers benefited from a rebounding equity market. This directly benefited managers’ holdings of post-reorganization equity as well as some of their process-oriented restructurings that have visibility to an eventual emergence from Chapter 11 bankruptcy. Structured credit managers within the Master Fund also notched a solid Reporting Period, owing primarily to the notably strong performance of residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS).
Hedged Equity. Global equity markets declined during the first several months of the Reporting Period, such that the MSCI All Country World Index6 fell 11.96% during the second calendar quarter. As markets capitulated, volatility increased. Perhaps the most notable evidence of such volatility was the large intraday drop in the Dow Jones Industrial Average7 on May 6th, known as the “Flash Crash.” The Volatility Index (VIX)8 and asset correlations returned to levels not seen since the fall of 2008. Although the Master Fund’s long/short equity managers significantly outperformed equity indices during these months, performance generally was negative on an absolute basis. Market directionality clearly did not help the hedged style, but it was not the major source of frustration. Rather, it was an overall spike in correlations among stocks and sectors that impaired performance most, as managers moved aggressively to “de-risk” portfolios upon the realization that the pro-cyclical rally was coming to an abrupt end. During the third calendar quarter, Master Fund manager returns within this strategy component were strongly positive, albeit trailing the overall equity indices. Broadly speaking, the Master Fund’s long/short equity managers maintained somewhat conservative exposures, expressed either through lower gross exposures, higher average position liquidity, or less concentration. This is a reflection of the macroeconomic and regulatory uncertainty that overwhelmed their conviction of attractively valued companies with strong balance sheets and margins.
Event-Driven. The Master Fund’s event-driven strategy managers generally posted losses during the second calendar quarter before recouping them during the third calendar quarter. Merger arbitrage was a profitable strategy for the Master Fund during the Reporting Period overall, but with the risk-free rate so low, returns were mostly in the mid-single digit range, with some touching higher depending on the amount of leverage employed. During the Reporting Period, there were 56 deals announced. Deal activity was concentrated in the information technology, energy, health care and materials sectors. Deal value and premiums increased, but average deal size at $2.1 billion was significantly below historical averages. Returning to the market during the Reporting Period was the leveraged buyout bid, unsolicited deals, and deals with negative spreads9.
Within distressed strategies, investing remained subdued, as the par-weighted default rate for high yield corporate bonds decreased for 11 consecutive months. At the end of September 2010, the default rate on this segment of the fixed income market, as measured by Moody’s Investors Services, was 2.5%, the lowest level since December 2008 and down from approximately 11% in November

2009. Similarly for high yield loans, the par-weighted default rate decreased to 3.9% at the end of September 2010, from 4.7% in November 2009. For as long as there is a dearth of activity in distressed investing, it is likely that event-driven managers will continue to focus on merger arbitrage, special situations and other corporate action-based strategies.
Strategy Ahead
At the end of September, forward-looking conversations with Investment Fund managers centered on the uncertainties facing the global economy. This is a radical change from the past when discussions with managers were more focused on individual holdings and microeconomic considerations.
We find investor expectations to be quite high for further quantitative easing by the Fed, whereby it will purchase U.S. Treasuries in an effort to stimulate more robust economic growth. Such anticipation seems to have put a floor under the equity market. Some market pundits have referred to this as the “Bernanke Put,” a clever reference to the policies of the former Fed chair. Meanwhile, it is also leading investors to largely shrug off incremental data that fails to meet expectations in lieu of data released in the market’s favor. So while the equity market has been neatly contained within a trading range that started nearly a year ago, the risk now seems, in our view, to lie on a breakout to the upside. As such, the Master Fund’s hedged equity managers, recognizing that asset prices are going to be far more sensitive to Fed policy than to the real economy, will likely, at the margin, go along for the ride.
Within the credit-based strategy, sub-fund managers appear less enamored with opportunities in traditional corporate distressed situations, as the level of default activity has tapered off and the class of mega-cap bankruptcies from 2009 (such as Lear, Delphi, Smurfit Stone, CIT and others) have exited their bankruptcies and begun life anew as lower-leveraged public companies. Certainly, there are still opportunities among the large bankruptcies, such as Lehman Brothers, Capmark and General Motors, but these feel like crowded trades with uncertain exit strategies. Two areas of opportunity that do continually pop up in discussions with managers are structured credit and private loan originations. Structured credit assets, in particular CMBS and RMBS, appear to offer good value and their returns are not necessarily predicated on any improvement in the macro economy as valuations already discount a draconian set of assumptions. With the near shut-down of traditional bank lending, managers are also looking to deploy capital in privately negotiated loan originations to the extent their mandate provides such flexibility. In our view, these opportunities offer the potential of double-digit yields with ample collateral and structural protections not found in other areas of the credit markets.
For event-driven strategy managers, we had expected that return drivers supporting merger arbitrage within event-driven equity sub-funds would improve in 2010 as businesses position themselves to be better placed to grow through corporate activity. While this had transpired to some degree with increased deal flow during the Reporting Period, we remain more constructive on the dynamics supporting future corporate activity. Corporate activity relating to mergers and spin-offs in general lag the economy, and we believe an absence of economic growth will, in all likelihood, be a catalyst as long as corporate confidence holds.

Sincerely,
Ramius Alternative Solutions LLC

[1]	The Master Fund commenced investment operations on July 1, 2006. The performance and portfolio holdings discussed herein include the past performance and portfolio holdings of a predecessor fund with the same investment objective and strategies that transferred all of its assets to the Master Fund on July 1, 2006.

[2]	The HFRX Absolute Return Index is an investable hedge fund index designed to provide consistent returns with minimal correlation to the equity and fixed income markets.

[3]	The S&P 500 Index is a capitalization weighted index of 500 of the largest companies trading on the NYSE, as selected by Standard & Poor’s. Widely regarded as the standard for measuring large-cap U.S. stock market performance, the index includes exposure in all sectors and industries. An investor may not invest directly into the index.

[4]	The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers Aggregate Bond Index) is a market-weighted, intermediate-term bond index that encompasses U.S. Treasury and agency securities and investment grade corporate and international (dollar denominated) bonds. It is an unmanaged index frequently used as a general measure of bond market performance. An investor may not invest directly into the index.

[5]	Exposure typically signifies the dollar amount of long or short positions in a fund per dollar of equity.

[6]	The MSCI All Country World Index (the MSCI ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. As of May 27, 2010 the MSCI ACWI consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

[7]	The Dow Jones Industrial Average is the most widely used indicator of the overall condition of the stock market, a price-weighted average of 30 actively traded blue chip stocks, primarily industrials. The 30 stocks are chosen by the editors of the Wall Street Journal (which is published by Dow Jones & Company), a practice that dates back to the beginning of the century.

[8]	The Chicago Board Options Exchange (CBOE) Volatility Index® (VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. Since its introduction in 1993, VIX has been considered by many to be the world’s premier barometer of investor sentiment and market volatility.

[9]	Negative spread is where the company being acquired is trading at a price higher than the acquirer has formally bid. Typically, this signifies that investors believe a higher offer for the company is very likely.
Past performance is no guarantee of future results.

PNC Absolute Return Fund LLC
Financial Statements

PNC Absolute Return Fund LLC
Statement of Assets and Liabilities (Unaudited)
September 30, 2010

Assets
Investment in Master Fund	$23,435,863
Cash	29
Receivable from Master Fund for tender offers	1,000,000
Receivable from Manager	126,446
Restricted cash	98,513
Prepaid expenses	2,925

Total assets	24,663,776

Liabilities
Note payable for tender offers	1,098,513
Due to Master Fund	68,632
Administration fees payable	18,941
Chief Compliance Officer fees payable	1,036
Directors’ fees payable	887
Deferred compensation	750
Incentive fee payable	519
Other accrued expenses	61,465

Total liabilities	1,250,743

Net assets	$23,413,033

Members’ capital
Capital	$11,919,522
Accumulated net investment loss	(8,099,301)
Accumulated net realized gain from investments	14,586,393
Net unrealized appreciation on investments	5,006,419

Members’ capital	$23,413,033

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Fund LLC
Statement of Operations (Unaudited)
Six-Month Period Ended September 30, 2010

Net investment loss allocated from Master Fund
Dividend income	$342
Expenses	(302,101)

Net investment loss allocated from Master Fund	(301,759)

Dividend income
Dividend income	29

Operating expenses
Administration fees	38,456
Legal fees	23,520
Printing fees	17,548
Audit fees	13,091
Tax expense	12,403
Insurance expense	7,420
Directors’ fees	7,313
Registration fees	2,507
Chief Compliance Officer fees	1,489
Incentive fee	519
Other expenses	7,738

Total operating expenses	132,004

Less:
Expense waiver/reimbursement from Manager	(184,711)

Net operating expenses	(52,707)

Net investment loss	(249,023)

Net realized and unrealized gain on investments allocated from Master Fund
Net realized gain from investments	184,642
Net change in unrealized appreciation/depreciation on investments	316,329

Net realized and unrealized gain on investments allocated from Master Fund	500,971

Net increase in Members’ capital from operating activities	$251,948

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Fund LLC
Statements of Changes in Members’ Capital (Unaudited)

For the year ended March 31, 2010

From operating activities

Net investment loss	$(721,671)
Net realized gain from investments	2,413,198
Net change in unrealized appreciation/depreciation on investments	3,073,089

Net increase in Members’ capital from operating activities	4,764,616

Members’ capital transactions

Cost of Interests repurchased	(17,858,198)

Net decrease in Members’ capital from capital transactions	(17,858,198)

Members’ capital

Balance at beginning of year	36,639,797

Balance at end of year	$23,546,215

For the six-month period ended September 30, 2010

From operating activities

Net investment loss	$(249,023)
Net realized gain from investments	184,642
Net change in unrealized appreciation/depreciation on investments	316,329

Net increase in Members’ capital from operating activities	251,948

Members’ capital transactions

Proceeds from sale of Interests	600,000
Adjustment for prior period estimated tenders *	14,870
Cost of Interests repurchased	(1,000,000)

Net decrease in Members’ capital from capital transactions	(385,130)

Members’ capital

Balance at beginning of period	23,546,215

Balance at end of period	$23,413,033

*	See Note 3H in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Fund LLC
Statement of Cash Flows (Unaudited)
Six-Month Period Ended September 30, 2010

Cash flows from operating activities

Net increase in Members’ capital from operating activities	$251,948
Adjustments to reconcile net increase in Members’ capital from operating activities to net cash provided by operating activities
Purchases of investment in Master Fund	(809,287)
Proceeds from the sale of investment in Master Fund	985,130
Net investment loss and realized/unrealized gain on investments allocated from Master Fund	(199,212)
Decrease in restricted cash	2,337,307
Decrease in receivable from Manager	39,089
Decrease in prepaid expenses	7,036
Decrease in other receivable	4,000
Increase in administration fee payable	15,191
Increase in Chief Compliance Officer fees payable	647
Increase in deferred compensation	500
Increase in directors’ fees payable	220
Increase in due to Master Fund	68,632
Increase in incentive fee payable	519
Increase in other accrued expenses	20,746

Net cash provided by operating activities	2,722,466

Cash flows from financing activities

Proceeds from sales of Interests	100,000
Cost of Interests repurchased	(2,837,307)
Adjustment for prior period estimated tenders	14,870

Net cash used in financing activities	(2,722,437)

Net change in cash	29

Cash

Beginning of period	—

End of period	$29

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Fund LLC
Financial Highlights (Unaudited)

	Six-month
	period		Year		Year		Year		Year		Year
	ended		ended		ended		ended		ended		ended
	September		March 31,		March 31,		March 31,		March 31,		March 31,
	30, 2010		2010		2009		2008		2007 *		2006
Total return before incentive fee(1)	1.07	% (2)	13.75%		(17.59%)		3.29%		6.25%		7.59%
Incentive fee	(0.00	%) (2)	0.00%		0.00%		(3.00%)		(0.39%)		(0.45%)

Total return after incentive fee(1)	1.07	% (2)	13.75%		(17.59%)		0.29%		5.86%		7.14%

Members’ capital, end of period (000’s)	$23,413		$23,546		$36,640		$50,485		$53,123		$54,777

Ratios to average net assets(3)

Net investment loss ratio,
before waivers and reimbursements	(3.51	%) (4)	(2.87%)		(2.71%)		(2.53%)		(2.70%)		(3.13%)
net of waivers and reimbursements	(2.02	%) (4)	(1.99%)		(1.93%)		(2.00%)		(2.17%)		(2.37%)

Expense ratio before incentive fee,
before waivers and reimbursements	3.52	% (4)	2.90%		2.80%		2.55%		2.40%		2.77%
net of waivers and reimbursements	2.02	% (4)	2.02%		2.02%		2.02%		1.87%		2.02%

Expense ratio before incentive fee,
net of waivers and reimbursements	2.02	% (4)	2.02%		2.02%		2.02%		1.87%		2.02%
Incentive fee	0.00	% (2)	0.00%		0.00%		0.05%		0.39%		0.43%

Expense ratio after incentive fee, net of waivers and reimbursements	2.02	% (4)	2.02%		2.02%		2.07%		2.26%		2.45%

Portfolio turnover	14.03	% (2)(5)	24.52	% (5)	11.39	% (5)	14.22	% (5)	35.12	% (5)	19.13%

*	On July 1, 2006, the Fund converted into a feeder fund of PNC Absolute Return Master Fund LLC. Performance information prior to July 1, 2006 was that of the stand-alone Fund.

(1)	Total return is calculated for all Members taken as a whole. A Member’s return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2)	Not annualized.

(3)	Does not include expenses of the Investment Funds in which the Master Fund invests. The net investment income, expense and incentive fee ratios are calculated for all Members taken as a whole, and include income and expenses allocated from the Master Fund. The computation of such ratios based on the amount of income and expenses and incentive fee assessed to a Member’s capital may vary from these ratios based on the timing of capital transactions. The Manager has contractually agreed to waive certain Fund expenses. See Note 4C in Notes to Financial Statements.

(4)	Annualized.

(5)	The portfolio turnover shown represents the Master Fund’s portfolio turnover for July 1, 2006 to March 31, 2007, the years ended March 31, 2008, March 31, 2009 and March 31, 2010, and the six-month period ended September 30, 2010. Portfolio turnover for the Fund from April 1, 2006 to June 30, 2006 was 4.21%. Portfolio turnover is calculated for the period indicated.
The accompanying notes are an integral part of these financial statements.

PNC Absolute Return TEDI Fund LLC
Consolidated Financial Statements

PNC Absolute Return TEDI Fund LLC
Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2010

Assets
Investment in Master Fund	$3,203,347
Restricted cash	150,249
Receivable from Manager	67,149
Prepaid expenses	400

Total assets	3,421,145

Liabilities
Note payable for tender offers	150,249
Due to Master Fund	73,446
Administration fees payable	5,993
Chief Compliance Officer fees payable	1,747
Directors’ fees payable	1,305
Deferred compensation	750
Incentive fee payable	65
Other accrued expenses	59,350

Total liabilities	292,905

Net assets	$3,128,240

Members’ capital
Capital	$3,299,009
Accumulated net investment loss	(412,934)
Accumulated net realized gain from investments	986,830
Net unrealized depreciation on investments	(744,665)

Members’ capital	$3,128,240

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return TEDI Fund LLC
Consolidated Statement of Operations (Unaudited)
Six-Month Period Ended September 30, 2010

Net investment loss allocated from Master Fund
Dividend income	$62
Expenses	(46,255)

Net investment loss allocated from Master Fund	(46,193)

Operating expenses
Legal fees	24,221
Printing fees	17,548
Audit fees	13,091
Administration fees	12,654
Tax expense	12,403
Directors’ fees	7,731
Registration fees	2,994
Chief Compliance Officer fees	2,200
Other expenses	6,478

Total operating expenses	99,320

Less:
Expense waiver/reimbursement from Manager	(91,843)

Net operating expenses	7,477

Net investment loss	(53,670)

Net realized and unrealized gain on investments allocated from Master Fund
Net realized gain from investments	19,797
Net change in unrealized appreciation/depreciation on investments	35,791

Net realized and unrealized gain on investments allocated from Master Fund	55,588

Net increase in Members’ capital from operating activities	$1,918

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return TEDI Fund LLC
Consolidated Statements of Changes in Members’ Capital (Unaudited)

For the year ended March 31, 2010

From operating activities

Net investment loss	$(112,947)
Net realized gain from investments	275,688
Net change in unrealized appreciation/depreciation on investments	332,836

Net increase in Members’ capital from operating activities	495,577

Members’ capital transactions

Cost of Interests repurchased	(1,600,000)

Net decrease in Members’ capital from capital transactions	(1,600,000)

Members’ capital

Balance at beginning of year	3,733,236

Balance at end of year	$2,628,813

For the six-month period ended September 30, 2010

From operating activities

Net investment loss	$(53,670)
Net realized gain from investments	19,797
Net change in unrealized appreciation/depreciation on investments	35,791

Net increase in Members’ capital from operating activities	1,918

Members’ capital transactions

Proceeds from sale of Interests	500,000
Adjustment for prior period estimated tenders *	(2,491)

Net increase in Members’ capital from capital transactions	497,509

Members’ capital

Balance at beginning of period	2,628,813

Balance at end of period	$3,128,240

*	See Note 3H in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

PNC Absolute Return TEDI Fund LLC
Consolidated Statement of Cash Flows (Unaudited)
Six-Month Period Ended September 30, 2010

Cash flows from operating activities

Net increase in Members’ capital from operating activities	$1,918
Adjustments to reconcile net increase in Members’ capital from operating activities to net cash provided by operating activities
Purchases of investment in Master Fund	(575,272)
Proceeds from the sale of investment in Master Fund	2,491
Net investment loss and realized/unrealized gain on investments allocated from Master Fund	(9,395)
Decrease in receivable from Master Fund for tender offers	1,500,000
Decrease in restricted cash	369,751
Increase in receivable from Manager	(14,910)
Decrease in prepaid expenses	1,212
Decrease in other receivable	4,000
Decrease in incentive fee payable	(3,654)
Increase in administration fee payable	2,243
Increase in Chief Compliance Officer fees payable	1,358
Increase in deferred compensation	500
Increase in directors’ fees payable	638
Increase in due to Master Fund	73,446
Increase in other accrued expenses	17,916

Net cash provided by operating activities	1,372,242

Cash flows from financing activities

Cost of Interests repurchased	(1,369,751)
Adjustment for prior period estimated tenders	(2,491)

Net cash used in financing activities	(1,372,242)

Cash

Beginning of period	—

End of period	$—

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return TEDI Fund LLC
Consolidated Financial Highlights (Unaudited)

	Six-month
	period		Year	Year	Year	Period
	ended		ended	ended	ended	ended
	September		March 31,	March 31,	March 31,	March 31,
	30, 2010		2010	2009	2008	2007 *
Total return before incentive fee(1)	0.49	% (2)	13.29%	(18.68%)	3.01%	3.85%
Incentive fee	0.00	% (2)	(0.09%)	0.00%	0.00%	(0.35%)

Total return after incentive fee(1)	0.49	% (2)	13.20%	(18.68%)	3.01%	3.50%

Members’ capital, end of period (000’s)	$3,128		$2,629	$3,733	$4,467	$2,825

Ratios to average net assets(3)

Net investment loss ratio,
before waivers and reimbursements	(7.40	%) (4)	(6.33%)	(5.45%)	(5.70%)	(10.16	%)(4)
net of waivers and reimbursements	(2.73	%) (4)	(2.81%)	(2.42%)	(2.40%)	(3.59	%) (4)

Expense ratio before incentive fee,
before waivers and reimbursements	7.41	% (4)	6.27%	5.55%	5.77%	9.56	% (4)
net of waivers and reimbursements	2.73	% (4)	2.74%	2.52%	2.47%	2.99	% (4)

Expense ratio before incentive fee,
net of waivers and reimbursements	2.73	% (4)	2.74%	2.52%	2.47%	2.99	% (4)
Incentive fee	0.00	% (2)	0.09%	0.00%	0.00%	0.51	% (2)

Expense ratio after incentive fee, net of waivers and reimbursements	2.73	% (4)	2.83%	2.52%	2.47%	3.50	% (4)

Portfolio turnover(5)	14.03	% (2)	24.52%	11.39%	14.22%	35.12	% (2)

*	The TEDI Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1)	Total return is calculated for all Members taken as a whole. A Member’s return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2)	Not annualized.

(3)	Does not include expenses of the Investment Funds in which the Master Fund invests. The net investment income, expense and incentive fee ratios are calculated for all Members taken as a whole, and include income and expenses allocated from the Master Fund. The computation of such ratios based on the amount of income and expenses and incentive fee assessed to a Member’s capital may vary from these ratios based on the timing of capital transactions. The Manager has voluntarily agreed to waive certain TEDI Fund expenses. See Note 4C in Notes to Financial Statements.

(4)	Annualized.

(5)	Portfolio turnover represents the Master Fund’s portfolio turnover and is calculated for the periods indicated.
The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Master Fund LLC
Financial Statements

PNC Absolute Return Master Fund LLC
Schedule of Investments (Unaudited)
September 30, 2010

			% of
			Members’
	Cost	Value	Capital

Investment Funds*
Credit Based
Blue Mountain Credit Alternatives Fund, L.P.(a)	$600,831	$1,047,392	3.93%
Brigade Leveraged Capital Structures Fund, L.P.	803,680	977,953	3.67
Chatham Asset Partners High Yield Fund	880,000	893,321	3.35
Claren Road Credit Partners, L.P.	1,200,000	1,371,156	5.15
GSO Liquidity Partners L.P.	191,616	164,231	0.62
GSO Special Situations Fund, L.P.	230,739	250,179	0.94
MKP Credit, L.P.	1,193,430	1,897,902	7.12

Total Credit Based	5,100,296	6,602,134	24.78
Event-Driven
Canyon Value Realization Fund, L.P.	166,879	219,272	0.82
Castlerigg Partners, L.P.	160,846	115,419	0.43
Cerberus SPV, LLC	1,060,934	1,907,922	7.16
Lenado Partners, Series A of Lenado Capital Partners L.P.(b)	979,474	201,767	0.76
Luxor Capital Partners L.P.	880,000	910,396	3.42
Montrica Global Opportunities Fund, L.P.	156,078	89,528	0.34
Taconic Opportunity Fund, L.P.	897,415	1,161,365	4.36

Total Event-Driven	4,301,626	4,605,669	17.29
Global Macro
Argonaut Macro Partnership L.P.	880,000	923,583	3.47
Brevan Howard, L.P.	597,239	1,254,352	4.71
COMAC Global Macro Fund, L.P.	1,000,000	1,164,552	4.37

Total Global Macro	2,477,239	3,342,487	12.55
The accompanying notes are an integral part of the financial statements.

PNC Absolute Return Master Fund LLC
Schedule of Investments (Continued) (Unaudited)
September 30, 2010

			% of
			Members’
	Cost	Value	Capital

Investment Funds* (continued)
Hedged Equity
Atlas Global, LLC	$1,500,000	$1,713,384	6.43%
OMG Opportunities 2X Fund Limited(a)	520,104	518,075	1.94
Perry Partners, L.P.	81,173	84,208	0.32
PFM Diversified Fund, L.P.	1,500,000	1,712,016	6.43
SAC Multi-Strategy Fund L.P.	82,925	80,850	0.30
SCP Ocean Fund, L.P.	1,000,000	1,751,494	6.58

Total Hedged Equity	4,684,202	5,860,027	22.00
Managed Futures
BlueTrend Fund L.P. (Class A)	762,473	866,805	3.25

Total Managed Futures	762,473	866,805	3.25
Multi-Strategy
Amaranth Partners, L.L.C.	156,400	95,812	0.36
Goldman Sachs Investment Partners	1,713,152	1,845,133	6.93
HBK SLV, LP	124,096	111,103	0.42
Millennium USA, LP	860,737	1,065,858	4.00

Total Multi-Strategy	2,854,385	3,117,906	11.71
Opportunistic Equity
SAC Capital Management L.P.	326,383	392,500	1.47

Total Opportunistic Equity	326,383	392,500	1.47
Volatility
Iconic Capital Partners L.P.	880,000	860,830	3.23

Total Volatility	880,000	860,830	3.23

Total Investment Funds	21,386,604	25,648,358	96.28

Registered Investment Company
PNC Advantage Institutional Money Market Fund Institutional Shares, 0.09% (c)	1,552,245	1,552,245	5.83

Total Investments	$22,938,849	$27,200,603	102.11%

*	All Investment Funds are non-income producing. See Note 6 in Notes to Financial Statements for additional information on liquidity of Investment Funds.

(a)	Fund investment fully or partially segregated to cover tender offers.

(b)	This Investment Fund has been fair valued by the Master Fund’s Pricing Committee in accordance with procedures approved by the Board of Directors.

(c)	Rate shown is the 7-day effective yield as of September 30, 2010. See Note 5 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

PNC Absolute Return Master Fund LLC
Schedule of Investments (Continued) (Unaudited)
September 30, 2010
As of September 30, 2010, the fair value of the Master Fund’s investments by country as a percentage of Members’ capital is as follows:

Country	Cost	Value
Cayman Islands - 2.28%	$676,182	$607,603
United States - 99.83%	22,262,667	26,593,000

	$22,938,849	$27,200,603

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $22,938,849. Net unrealized appreciation on investments for tax purposes was $4,261,754 consisting of $5,275,680 of gross unrealized appreciation and $1,013,926 of gross unrealized depreciation.
The investments in Investment Funds shown above, representing 96.28% of Members’ capital, have been fair valued in accordance with procedures established by the Board of Directors.
The accompanying notes are an integral part of the financial statements.

PNC Absolute Return Master Fund LLC
Statement of Assets and Liabilities (Unaudited)
September 30, 2010

Assets
Investment Funds, at value (cost $21,386,604)	$25,648,358
Investment in registered investment company, at value (cost $1,552,245)*	1,552,245
Receivable from fund investments sold	398,192
Due from Feeder Funds	142,078
Other receivables	41,949
Receivable from Manager	17,232
Prepaid expenses	13,472

Total assets	27,813,526

Liabilities
Due to feeder funds for tender offers	1,000,000
Management fee payable	86,374
Administration fees payable	13,560
Directors’ fees payable	9,545
Deferred compensation	7,416
Chief Compliance Officer fees payable	1,794
Other accrued expenses	55,627

Total liabilities	1,174,316

Net assets	$26,639,210

Members’ capital
Capital	$13,682,330
Accumulated net investment loss	(4,249,379)
Accumulated net realized gain from investments	12,944,505
Net unrealized appreciation on investments	4,261,754

Members’ capital	$26,639,210

*	See Note 5 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Master Fund LLC
Statement of Operations (Unaudited)
Six-Month Period Ended September 30, 2010

Investment income
Dividend income	$404

Operating expenses
Management fees	172,128
Administration fees	46,369
Directors’ fees	43,194
Legal fees	27,870
Tax expense	13,955
Audit fees	13,091
Printing fees	2,507
Line of credit facility fees	2,500
Chief Compliance Officer fees	2,247
Other expenses	24,495

Total operating expenses	348,356

Net investment loss	(347,952)

Net realized and unrealized gain on investments
Net realized gain from investments	204,439
Net change in unrealized appreciation/depreciation on investments	352,120

Net realized and unrealized gain on investments	556,559

Net increase in Members’ capital from operating activities	$208,607

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Master Fund LLC
Statements of Changes in Members’ Capital (Unaudited)

For the year ended March 31, 2010

From operating activities

Net investment loss	$(876,204)
Net realized gain from investments	2,688,886
Net change in unrealized appreciation/depreciation on investments	3,405,925

Net increase in Members’ capital from operating activities	5,218,607

Members’ capital transactions

Proceeds from sales of Interests	378,113
Cost of Interests repurchased	(19,908,195)

Net decrease in Members’ capital from capital transactions	(19,530,082)

Members’ capital

Balance at beginning of year	40,345,140

Balance at end of year	$26,033,665

For the six-month period ended September 30, 2010

From operating activities

Net investment loss	$(347,952)
Net realized gain from investments	204,439
Net change in unrealized appreciation/depreciation on investments	352,120

Net increase in Members’ capital from operating activities	208,607

Members’ capital transactions

Proceeds from sale of Interests	1,384,559
Cost of Interests repurchased	(987,621)

Net increase in Members’ capital from capital transactions	396,938

Members’ capital

Balance at beginning of period	26,033,665

Balance at end of period	$26,639,210

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Master Fund LLC
Statement of Cash Flows (Unaudited)
Six-Month Period Ended September 30, 2010

Cash flows from operating activities

Net increase in Members’ capital from operating activities	$208,607
Adjustments to reconcile net increase in Members’ capital from operating activities to net cash provided by operating activities
Net change in unrealized appreciation/depreciation on investments	(352,120)
Net realized gain from investments	(204,439)
Purchases of investments	(3,520,000)
Proceeds from sale of investments	5,093,730
Net purchase of short-term investments	(1,336,234)
Decrease in receivable from fund investments sold	1,351,327
Increase in due from Feeder Fund	(142,078)
Increase in receivable from Manager	(222)
Decrease in prepaid expenses	799
Decrease in dividend income receivable	12
Increase in other receivable	(6,936)
Decrease in administration fee payable	(7,640)
Decrease in management fee payable	(2,476)
Increase in Chief Compliance Officer fees payable	1,405
Increase in deferred compensation	4,833
Increase in directors’ fees payable	2,101
Increase in other accrued expenses	12,393

Net cash provided by operating activities	1,103,062

Cash flows from financing activities

Proceeds from sales of Interests	1,384,559
Cost of Interests repurchased	(2,487,621)

Net cash used in financing activities	(1,103,062)

Cash

Beginning of period	—

End of period	$—

The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Master Fund LLC
Financial Highlights (Unaudited)

	Six-month
	period		Year	Year	Year	Period
	ended		ended	ended	ended	ended
	September		March 31,	March 31,	March 31,	March 31,
	30, 2010		2010	2009	2008	2007 *
Total return(1)	0.88	% (2)	13.43%	(17.62%)	3.29%	4.42%

Members’ capital, end of period (000’s)	$26,639		$26,034	$40,345	$55,100	$56,079

Ratios to average net assets(3)
Net investment loss	(2.44	%) (4)	(2.16%)	(2.03%)	(1.93%)	(1.92	%) (4)
Net operating expenses	2.44	% (4)	2.19%	2.12%	2.00%	2.02	% (4)

Portfolio turnover rate	14.03	% (2)	24.52%	11.39%	14.22%	35.12	% (2)

*	The Master Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1)	Total return is calculated for all the Members taken as a whole. A Member’s return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated.

(2)	Not annualized.

(3)	Does not include expenses of the Investment Funds in which the Master Fund invests. The net investment income and expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of income and expenses assessed to a Member’s capital account may vary from these ratios based on the timing of capital transactions.

(4)	Annualized.
The accompanying notes are an integral part of these financial statements.

PNC Absolute Return Funds
Notes to Financial Statements (Unaudited)
Six-Month Period Ended September 30, 2010
1.	Organization

PNC Absolute Return Fund LLC (the “Fund”), PNC Absolute Return TEDI Fund LLC (the “TEDI Fund”) and PNC Absolute Return Master Fund LLC (the “Master Fund”), are limited liability companies organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, investment management companies. The Fund’s and TEDI Fund’s interests are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

The Fund was formed on May 8, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Fund’s Board of Directors approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the Members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $55,921,867, including its interests in the underlying investment funds, to the Master Fund. The Fund owned 88.0% of the Master Fund as of September 30, 2010.

The TEDI Fund was formed on August 4, 2005 with operations commencing on July 1, 2006. The TEDI Fund invests substantially all of its investable assets into the PNC Absolute Return Cayman Fund LDC (the “Offshore Fund”), which commenced operations on July 1, 2006. The TEDI Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 12.0% of the Master Fund as of September 30, 2010.

The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $55,921,867 (comprised of $54,892,511 of fund investments, $796,101 of cash, $232,881 of receivable from fund investments sold, and $374 of dividends receivable) from the Fund on July 1, 2006. Unrealized appreciation on the fund investments of $12,732,962 was included in the transfer.

A Board of Directors (the “Board”) has overall responsibility for the oversight of the operations of the Fund, TEDI Fund and Master Fund (the “Funds”) on behalf of the Members. The Board consists of persons who are not “interested persons” (as defined in the 1940 Act).

PNC Capital Advisors, LLC (the “Manager”), a Delaware limited liability company, serves as manager of the Funds pursuant to an Investment Management Agreement, each with the Fund, TEDI Fund and Master Fund, dated January 22, 2010. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”). The Manager supervises the management of the day-to-day operations of the Funds subject to the supervision of the Board.

At September 30, 2010, PNC Investment Corp., an affiliate of the Manager, had capital balances in the Fund and TEDI Fund (together, the “Feeder Funds”) of $20,120,512 (82.4%) and $133,222 (4.3%), respectively, prior to any September 30, 2010 tender amounts redeemed from the respective fund.

The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Ramius Alternative Solutions LLC (the “Adviser”), pursuant to an

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010
Investment Advisory Agreement dated January 22, 2010. The Adviser is registered as an investment adviser under the Advisers Act.

Generally, initial and additional subscriptions for limited liability company interests (“Interests”) by eligible Members may be accepted at such times as the Funds may determine. The Funds reserve the right to reject any subscriptions for Interests in the Funds. The Funds from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. The financial statements of the Master Fund should be read in conjunction with the financial statements of the Feeder Funds.

2.	Recent Accounting Developments

Improving Disclosures about Fair Value Measurements. In January 2010, the Financial Accounting Standards Board issued new guidance to improve disclosures about fair value measurement. The new guidance requires disclosure of significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. It also clarifies existing disclosures regarding the level of disaggregation and inputs and valuation techniques used to measure fair value for measurements that fall within Level 2 or Level 3 of the fair value hierarchy as well as the reasons for all transfers into and out of Level 3. This guidance is effective for fiscal years beginning after December 15, 2009. The Master Fund has adopted this accounting guidance effective April 1, 2010, and it has not had a material impact on the Master Fund’s Members’ capital or results of operations. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items on a gross basis rather than on a net basis), effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Master Fund’s Members’ capital or results of operations.

3.	Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of the significant accounting policies followed by the Funds:
A.	Portfolio Valuation

The net asset values (assets less liabilities, including accrued fees and expenses) of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Feeder Funds’ investment in the Master Fund represents substantially all of the Feeder Funds’ assets. All investments owned are carried at fair value, which is the portion of the net asset values of the Master Fund held by the Feeder Funds.

The Master Fund’s investment valuation policy is set forth below.

B.	Investment Valuation

The Master Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010
Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund’s valuation policies and reported at the time of the Master Fund’s valuation. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interest in the Investment Fund, the Master Fund determines the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

In accordance with GAAP, authoritative guidance on fair value measurements and disclosure establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
•	Level 1	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

•	Level 2	Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010
Investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency, the ability to redeem at net asset value at the measurement date and the existence or absence of certain restrictions at the measurement date. If the Master Fund has the ability to redeem from the investment at the measurement date or in the near-term (within one quarter of the measurement date) at net asset value, the investment is classified as a Level 2 fair value measurement. Alternatively, if the Master Fund will never have the ability to redeem at its option from the investment or is restricted from redeeming for an uncertain or extended period of time from the measurement date, the investment is classified as a Level 3 fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund’s investments are measured at September 30, 2010:

Investments by Investment Strategy	Level 1	Level 2	Level 3	Total

Investment Funds
Credit Based	$—	$5,140,332	$1,461,802	$6,602,134
Event-Driven	—	910,396	3,695,273	4,605,669
Global Macro	—	2,418,904	923,583	3,342,487
Hedged Equity	—	5,694,969	165,058	5,860,027
Managed Futures	—	866,805	—	866,805
Multi-Strategy	—	1,065,858	2,052,048	3,117,906
Opportunistic Equity	—	—	392,500	392,500
Volatility	—	860,830	—	860,830
Registered Investment Company	1,552,245	—	—	1,552,245

Total Investments by Investment Strategy	$1,552,245	$16,958,094	$8,690,264	$27,200,603

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The net Level 3 transfers in/(out) noted below are due to a change in liquidity of the underlying Investment Funds between the measurement dates.
The following table summarizes the changes in fair value of the Master Fund’s Level 3 investments for the six-month period ended September 30, 2010.

			Change in
			unrealized
	Balance as of	Realized gain /	appreciation /	Net purchases /	Net Level 3	Balance as of
Description	March 31, 2010	(loss)	depreciation	(sales)	transfers in/(out)	September 30, 2010

Credit Based	$3,529,886	$(2,455)	$144,583	$(312,310)	$(1,897,902)	$1,461,802
Event-Driven	5,638,036	159,834	4,713	(2,107,310)	—	3,695,273
Global Macro	—	—	—	—	923,583	923,583
Hedged Equity	207,302	(4,842)	19,001	(56,403)	—	165,058
Multi-Strategy	2,056,307	(2,492)	50,565	(52,332)	—	2,052,048
Opportunistic Equity	748,107	42,738	(35,521)	(362,824)	—	392,500

Total	$12,179,638	$192,783	$183,341	$(2,891,179)	$(974,319)	$8,690,264

						Opportunistic
	Credit Based	Event-Driven	Global Macro	Hedged Equity	Multi-Strategy	Equity
Change in unrealized appreciation/depreciation included in earnings related to the securities still held at reporting date	$60,393	$38,738	$43,583	$19,001	$50,565	$(35,521)

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010
For the six-month period ended September 30, 2010, there have been no significant changes to the Master Fund’s fair valuation methodologies. The Master Fund did not hold any investments with unfunded commitments on September 30, 2010.
C.	Income Recognition and Security Transactions

Dividend income is recorded on the ex-dividend date. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund or Master Fund. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis.

Distributions from an Investment Fund, if any, will be classified as investment income or realized gains in the Statement of Operations of the Master Fund, or alternatively, as a decrease to the cost of the Investment Fund based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

The Feeder Funds will bear, as investors in the Master Fund, their share of the income, realized and unrealized gains and losses of the Master Fund.

D.	Segregated Investments

A portion of the Feeder Funds’ investments in the Master Fund are segregated to refinance the Interests in the Master Fund. In addition, certain of the Master Fund’s investments have been segregated to finance the repurchase of Interests from tender offers.

E.	Fund Expenses

The Funds bear all expenses incurred in their businesses other than those that the Manager assumes. The expenses of the Funds include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; administrative fees; auditing fees; custodial fees; costs of insurance; registration expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expenses it incurs to the Feeder Funds. In addition, the Master Fund pays the expense allocated to, and incurred by, the Feeder Funds and is reimbursed by the Feeder Funds through the redemption of Interests by the Feeder Funds.

The Investment Managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund’s investment and an incentive or performance fee based upon the Master Fund’s share of net profits in the Investment Fund. For the six-month period ended September 30, 2010, allocations/fees for these services ranged from 1.0% to 2.5% annually for management fees and ranged from 20% to 25% annually for the performance or incentive allocations.

F.	Income Taxes

The Funds intend to operate, and have elected to be treated, as partnerships for Federal income tax purposes. Each Member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010
taxes is reflected in the accompanying financial statements. Tax years 2007, 2008 and 2009 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Funds are subject to other filing requirements. The Funds may make payments to state and local tax agencies during the year for interest and/or penalties. Such payments, if any, are shown as a tax expense on each Fund’s Statement of Operations.

On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

G.	Distribution Policy

The Feeder Funds have no present intention of making periodic distributions of net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

H.	Capital Accounts

Monthly net profits or net losses of the Fund, TEDI Fund and Master Fund will be allocated to the capital accounts of the respective fund’s Members as of the last day of each month-end in accordance with Members’ respective investment percentages of the Fund, TEDI Fund or Master Fund. Net profits or net losses will be measured as the net change in the value of the Members’ capital of the respective fund during a month, or portion thereof, before giving effect to any repurchases of interest in the fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the fund, such as incentive fees and withholding taxes, other than in accordance with the Members’ respective investment percentages.

Interests or portions of Interests in Members’ capital that have been tendered and accepted by the Funds for repurchase are reclassified as liabilities in the Statement of Assets and Liabilities. A Member will continue to receive an allocation of net profits or net losses in respect to the tendered interest of the respective fund during the fiscal period through the valuation date stated in the tender offer. Variances between prior period estimated tender amounts and the final accepted amounts at valuation date are reflected as an increase or decrease to capital in the current reporting period as Capital Adjustment for Prior Period Estimated Tenders on the Statement of Changes in Members’ Capital of the Feeder Funds.

I.	Restricted Cash

The Feeder Funds hold non-interest bearing restricted cash, which serves as collateral for the notes payable for the tender offers. As of September 30, 2010, the Fund and TEDI Fund held restricted cash balances of $98,513 and $150,249, respectively.

J.	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Funds’ financial statements are reasonable and prudent; however, actual results could differ from these estimates.

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010
4.	Related Party Transactions
A.	Management Fees

The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the Members’ capital of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

B.	Incentive Fees

The Feeder Funds pay the Manager an annual incentive fee (“Incentive Fee”), payable at the fiscal period-end (the “Incentive Period”), equal to 10% of each Member’s net profits in excess of such Member’s “Loss Carryforward Amount” and the Benchmark Return. The Loss Carryforward Amount for each Member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each Member’s capital account for such Incentive Period. The “Benchmark Return” is a non-cumulative return, determined from the first date of the fiscal year, except if a Member’s initial capital contribution is made after the beginning of the fiscal year, the Benchmark Return is instead determined from such initial contribution date. The Benchmark Return as of any accounting date equals the average of the rates for the generic three-month LIBOR as of the last day of each of the four immediately preceding calendar quarters, as published by Bloomberg, L.P. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

C.	Expense Limitation

Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent necessary to ensure that the annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.02% of the Fund’s average net assets. The Expense Limitation Agreement will remain in effect through June 30, 2011 and will automatically renew for successive one year periods thereafter unless the Manager, the Fund or the Fund and the Master Fund provide at least 30 days written notice of termination to the other parties. Certain operating expenses of the TEDI Fund have been voluntarily paid by the Manager. These voluntary payments are temporary and the Manager may terminate all or a portion of these voluntary payments at any time and without notice to Members.

D.	Administration and Other Fees

The Funds have also retained the Manager to serve as the administrator and pay the Manager an administration fee at an annual rate of 0.20% and 0.25% of Members’ capital of the Master Fund and Feeder Funds, respectively, plus a $15,000 flat fee for each Feeder Fund. Effective June 1, 2010, the Manager retained PNC Global Investment Servicing (U.S.) Inc. (“PNC Global”) to replace SEI Investments Global Funds Services as sub-administrator to provide administrative, accounting and investor services, as well as serve in the capacity of transfer and distribution disbursing agent for the Funds. On July 1, 2010, PNC sold the outstanding stock of PNC Global to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). As compensation for services provided, the Manager pays BNY Mellon a fee pursuant to a written agreement between the Manager and BNY Mellon. BNY Mellon also serves as escrow agent for the Feeder Funds.

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010
PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, replaced SEI Private Trust Company on June 1, 2010 as custodian for the Master Fund’s and Feeder Funds’ assets.

E.	Board Fees

Each Board member receives an annual retainer, payable quarterly in arrears by the Master Fund of $6,333 plus a $500 fee for each regular meeting attended, as well as a fee for special or telephonic meetings. Each Board member also receives an annual retainer of $1,000 for each Feeder Fund. The Board members will not receive any fees from the Feeder Funds for attending regular, special or telephonic Board meetings. The Co-Chairmen of the Board and the Chairman of the Audit Committee also receive an additional annual retainer from the Master Fund of $3,000 and $667, respectively. The Funds also reimburse all Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Fund, TEDI Fund and Master Fund for the six-month period ended September 30, 2010 were $44,744, $13,493 and $43,194, respectively, which includes $37,431 and $5,762 allocated from the Master Fund to the Fund and TEDI Fund, respectively.

Directors who receive fees are eligible for participation in the Funds’ Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan, which became effective January 1, 2010, allows each eligible Director to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.
5.	Investment in Affiliated Registered Investment Company

Pursuant to Securities and Exchange Commission rules, the Master Fund may invest in affiliated money market funds offered by PNC Funds and PNC Advantage Funds, each an investment management company registered under the 1940 Act for which the Manager acts as investment adviser. The total net purchases of PNC Advantage Institutional Money Market Fund for the six-month period ended September 30, 2010 was $1,336,234.

6.	Concentration of Risk

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds’ net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

The following table summarizes the liquidity provisions related to the Master Fund’s investments in Investment Funds by investment strategy at September 30, 2010:

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010

				Estimated
Investment Funds			Redemption	Remaining
by Investment Strategy	Fair Value	Redemption Period	Notice Period	Holding Period (2)

Credit Based (A)
Restricted (1)	$1,461,802	Quarterly - 3 years	65 - 90 days	13 months
Unrestricted	5,140,332	Quarterly-Annually	45 - 90 days	None
Event-Driven (B)
Restricted (1)	3,695,273	Quarterly-Annually	60-90 days	14 months
Unrestricted	910,396	Quarterly	90 days	None
Global Macro (C)
Restricted (1)	923,583	Monthly	30 days	10 Months
Unrestricted	2,418,904	Monthly	60 - 90 days	None
Hedged Equity (D)
Restricted (1)	165,058	N/A	N/A	Unknown
Unrestricted	5,694,969	Monthly - Quarterly	30 - 65 days	None
Managed Futures (E)
Unrestricted	866,805	Monthly	60 days	None
Multi-Strategy (F)
Restricted (1)	2,052,048	Quarterly	91 days	16 months
Unrestricted	1,065,858	Quarterly	90 days	None
Opportunistic Equity (G)
Unrestricted	392,500	Annually	30 days	None
Volatility (H)
Unrestricted	860,830	Monthly	60 days	None

(1)	As of September 30, 2010, these Investment Funds have notified the Master Fund of certain restrictions on liquidity which may include side pocket investments, suspended redemptions, restrictions from redeeming for an extended period of time from the measurement date or other restrictions. Certain other Investment Funds have redemption terms which inhibit liquidity for a period greater than 90 days.

(2)	Represents remaining holding period of locked-up Investment Funds or estimated remaining restriction period for illiquid investments such as side pockets and suspended redemptions. For some illiquid investments, the remaining holding period is unknown and is either stated in the table or excluded from the range shown for other investments in the strategy.

(A)	Credit based aims to generate return via positions in the credit sensitive areas of the fixed income markets which generally covers corporate, structured and mortgage debt. A myriad of securities can be utilized for expressing long or short positions including investment grade corporate bonds, high yield bonds, bank loans, mortgage-backed securities, asset-backed securities, CDS, etc. Most portfolios are structured to have low interest rate exposure and many funds attempt to achieve returns with low/moderate volatility.

(B)	Event-driven covers several major strategies that all rely upon defined corporate events including merger arbitrage, activist, special situations/restructuring and distressed/bankruptcy investing. While market exposure can vary depending on the strategy and implementation, typically there is some exposure to large market movements, changes in credit spreads, market illiquidity and increased volatility.

(C)	Global macro seeks to profit from broad trends in global markets across equities, fixed income, credit, currency and commodity markets through a discretionary trading style typically predicated upon analysis of macroeconomic factors. Global macro tends to have low correlation with other strategies and offers performance opportunities in a variety of market environments.

(D)	Hedged equity focuses on equity strategies with low/moderate market exposure. The strategy attempts to profit from active security selection and management of long/short exposure profile. The funds have a modest cyclical dependence on equity returns and are typically managed to be low/moderate volatility.

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010

(E)	Managed futures aims to profit from broad trends or reversals in global markets across equities, fixed income, credit, currency and commodity markets through systematic trading strategies typically executed through very liquid financial instruments. Managed futures strategies tend to be characterized by higher volatility returns but the uncorrelated nature of those returns can provide a benefit to overall portfolio construction.

(F)	Multi-strategy is an investment style that offers flexibility to allocate assets dynamically across a wide variety of strategies based on the opportunity set in each strategy at a given point in time.

(G)	Opportunistic equity focuses on equity strategies with moderate/high market exposure. Long positions are held in companies with improving fundamentals, price momentum and/or a catalyst. Short positions are held as hedges or alpha generating positions. Typically a more aggressive approach to managing exposure is utilized and some may have concentrated portfolios or an industry sector focus.

(H)	Volatility strategies cover a range of investment styles that focus on trading the volatility of securities in various asset classes including equity, fixed income, etc. The exposures can range from long, short or neutral to the direction of the volatility of a security or asset class.
7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

8.	Guarantor Obligations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

9.	Investment Transactions

For the six-month period ended September 30, 2010, the aggregate purchases and sales of the Master Fund by the Fund amounted to $809,287 and $985,130, respectively, and by the TEDI Fund amounted to $575,272 and $2,491, respectively. For the same period, aggregate purchases and sales of investments (excluding short-term securities) by the Master Fund were $3,520,000 and $5,093,730, respectively.

10.	Tender Offer

On February 26, 2010, the Fund and TEDI Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million and $1.5 million, respectively, of Members’ capital tendered by Members of the Fund and TEDI Fund at prices equal to the net asset values at June 30, 2010. Tenders with values in the amount of $985,130 and $1,502,491 were received and accepted by the Fund and TEDI Fund, respectively, from limited Members. Non-interest bearing promissory notes were issued by the Fund and TEDI Fund entitling the Members to a payment on or about 30 days after June 30, 2010. Members of the Fund and TEDI Fund received initial payments of

PNC Absolute Return Funds
Notes to Financial Statements (Continued) (Unaudited)
Six-Month Period Ended September 30, 2010
$886,617 and $1,352,241, respectively, on August 3, 2010 and the remaining amounts will be paid promptly after completion of the Fund’s and TEDI Fund’s March 31, 2011 year-end audits.

On February 26, 2010, the Master Fund also offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the Members’ capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value on June 30, 2010. Tenders with a value of $2,487,621 were received and accepted by the Master Fund from Members. Members received a payment on August 3, 2010.

On September 10, 2010, the Fund and TEDI Fund offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million and $100,000, respectively, of Members’ capital tendered by Members of the Fund and TEDI Fund at prices equal to the net asset values at December 31, 2010. Tenders with an estimated value in the amount of $1.0 million were received and accepted by the Fund from limited Members. No tenders were received or accepted by the TEDI Fund from limited Members. Non-interest bearing promissory notes were issued by the Fund entitling the Members to an initial payment in an amount equal to at least 90% of the tender, on or about 30 days after December 31, 2010, and the remaining amount will be paid promptly after completion of the Fund’s March 31, 2011 year-end audit.

On September 10, 2010, the Master Fund also offered to purchase in cash an amount of Interests or portions of Interest up to $1.1 million of the Members’ capital of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value on September 30, 2010. Tenders with an estimated value in the amount of $1.0 million were received and accepted by the Master Fund from Members. Members are entitled to receive an estimated payment of $1.0 million on or about 30 days after December 31, 2010.

11.	Line of Credit

The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays an annual facility fee to Boston Private Bank & Trust Company and interest equal to one quarter of one percent of the amount of the facility outstanding. For the six-month period ended September 30, 2010, the Master Fund had no borrowings outstanding.

12.	Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2010.

PNC Absolute Return Funds
Other Information (Unaudited)
September 30, 2010
Portfolio Holdings Disclosure
The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission’s website at http://www.sec.gov.

Manager and Administrator
PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201
Adviser
Ramius Alternative Solutions LLC
599 Lexington Avenue, 19th Floor
New York, NY 10020
Sub-Administrator
BNY Mellon Investment Servicing (US) Inc.
400 Bellevue Parkway
Wilmington, DE 19809
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
Custodian
PFPC Trust Company
8800 Tinicum Boulevard, 4th floor
Philadelphia, Pennsylvania 19153

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Registrant Purchases of Equity Securities

Period (Valuation Date)	Amount Purchased
June 30, 2010	$985,130[1]

[1]	On February 26, 2010, the Registrant offered to purchase in cash an amount of Interests or portions of Interest up to $1.0 million of Members’ capital tendered by Members of the Fund at a price equal to the net asset value at June 30, 2010. The offer to purchase expired on March 30, 2010.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) PNC Absolute Return Fund LLC

By (Signature and Title)*	/s/ Kevin A. McCreadie Kevin A. McCreadie, President
(principal executive officer)

Date November 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie Kevin A. McCreadie, President
(principal executive officer)

Date November 23, 2010

By (Signature and Title)*	/s/ John Kernan John Kernan, Treasurer
(principal financial officer)

Date November 23, 2010

*	Print the name and title of each signing officer under his or her signature.